INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	CLOSED END FUNDS — 4.9%
	COMMODITY - 4.9%
403,115	Sprott Physical Gold Trust(a)	$ 5,373,523

	TOTAL CLOSED END FUNDS (Cost $5,672,404)	5,373,523

Shares		Fair Value
	COMMON STOCKS — 4.9%
	BANKING - 0.1%
185	Signature Bank	32,257
185	SVB Financial Group(a)	75,206
		107,463
	BIOTECH & PHARMA - 0.1%
185	Alnylam Pharmaceuticals, Inc.(a)	38,234
370	Incyte Corporation(a)	26,059
		64,293
	CHEMICALS - 0.1%
185	Albemarle Corporation	49,572
185	Avery Dennison Corporation	33,970
185	Eastman Chemical Company	16,835
		100,377
	COMMERCIAL SUPPORT SERVICES - 0.1%
185	Cintas Corporation	75,265
555	Republic Services, Inc.	79,210
		154,475
	CONTAINERS & PACKAGING - 0.0%(b)
185	Crown Holdings, Inc.	16,759

	DATA CENTER REIT - 0.1%
555	Digital Realty Trust, Inc.	68,615

	DIVERSIFIED INDUSTRIALS - 0.0%(b)
370	Dover Corporation	46,235

	E-COMMERCE DISCRETIONARY - 0.0%(b)
185	Etsy, Inc.(a)	19,538
INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 4.9% (Continued)
	E-COMMERCE DISCRETIONARY - 0.0%(b) (Continued)
185	Wayfair, Inc., Class A(a)	$ 9,751
		29,289
	ELECTRIC UTILITIES - 0.1%
1,295	AES Corporation (The)	32,958
555	Alliant Energy Corporation	33,877
740	Avangrid, Inc.	36,556
1,295	CenterPoint Energy, Inc.	40,831
		144,222
	ELECTRICAL EQUIPMENT - 0.2%
1,295	Amphenol Corporation, Class A	95,222
370	Cognex Corporation	15,581
370	Keysight Technologies, Inc.(a)	60,639
		171,442
	ENGINEERING & CONSTRUCTION - 0.0%(b)
185	Quanta Services, Inc.	26,141

	ENTERTAINMENT CONTENT - 0.1%
740	AppLovin Corporation(a)	18,226
1,110	Fox Corporation, Class A	37,940
5,365	Warner Bros Discovery, Inc.(a)	71,033
		127,199
	FOOD - 0.1%
1,110	Hormel Foods Corporation	55,811

	HEALTH CARE FACILITIES & SERVICES - 0.2%
370	Catalent, Inc.(a)	32,560
555	HCA Healthcare, Inc.	109,818
185	Molina Healthcare, Inc.(a)	62,413
		204,791
	HEALTH CARE REIT - 0.0%(b)
1,295	Medical Properties Trust, Inc.	18,920
740	Ventas, Inc.	35,416
		54,336
INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 4.9% (Continued)
	INDUSTRIAL REIT - 0.2%
740	Duke Realty Corporation	$ 43,549
1,480	Prologis, Inc.	184,275
		227,824
	INDUSTRIAL SUPPORT SERVICES - 0.0%(b)
185	United Rentals, Inc.(a)	54,027

	INSURANCE - 0.0%(b)
555	Loews Corporation	30,697

	MACHINERY - 0.1%
185	Nordson Corporation	42,026
185	Parker-Hannifin Corporation	49,025
		91,051
	MEDICAL EQUIPMENT & DEVICES - 0.5%
1,295	Edwards Lifesciences Corporation(a)	116,679
370	Exact Sciences Corporation(a)	13,154
185	IDEXX Laboratories, Inc.(a)	64,310
740	Intuitive Surgical, Inc.(a)	152,247
185	Masimo Corporation(a)	27,175
370	ResMed, Inc.	81,370
185	West Pharmaceutical Services, Inc.	54,888
		509,823
	METALS & MINING - 0.2%
3,515	Freeport-McMoRan, Inc.	104,044
1,850	Newmont Corporation	76,516
		180,560
	MULTI ASSET CLASS REIT - 0.0%(b)
370	WP Carey, Inc.	31,091

	OFFICE REIT - 0.1%
370	Alexandria Real Estate Equities, Inc.	56,758
370	Boston Properties, Inc.	29,389
		86,147
INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 4.9% (Continued)
	OIL & GAS PRODUCERS - 0.1%
1,480	Devon Energy Corporation	$ 104,517
370	Diamondback Energy, Inc.	49,314
		153,831
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
3,145	Schlumberger N.V.	119,982

	RESIDENTIAL REIT - 0.2%
185	Camden Property Trust	23,774
370	Equity LifeStyle Properties, Inc.	25,937
740	Equity Residential	54,153
1,110	Invitation Homes, Inc.	40,271
185	Sun Communities, Inc.	28,436
555	UDR, Inc.	24,903
		197,474
	RETAIL - DISCRETIONARY - 0.1%
185	Burlington Stores, Inc.(a)	25,935
370	Genuine Parts Company	57,724
		83,659
	RETAIL REIT - 0.1%
1,110	Realty Income Corporation	75,791

	SELF-STORAGE REIT - 0.0%(b)
185	Extra Space Storage, Inc.	36,765

	SEMICONDUCTORS - 0.5%
1,110	Analog Devices, Inc.	168,197
370	Entegris, Inc.	35,106
370	KLA Corporation	127,328
1,110	Microchip Technology, Inc.	72,428
925	ON Semiconductor Corporation(a)	63,612
185	Qorvo, Inc.(a)	16,609
370	Skyworks Solutions, Inc.	36,464
370	Teradyne, Inc.	31,317
		551,061
INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 4.9% (Continued)
	SOFTWARE - 0.5%
185	ANSYS, Inc.(a)	$ 45,936
370	Ceridian HCM Holding, Inc.(a)	22,067
370	DocuSign, Inc.(a)	21,541
185	Paycom Software, Inc.(a)	64,972
185	RingCentral, Inc., Class A(a)	7,962
370	ServiceNow, Inc.(a)	160,810
370	Synopsys, Inc.(a)	128,027
370	Veeva Systems, Inc., Class A(a)	73,748
		525,063
	STEEL - 0.1%
555	Nucor Corporation	73,782

	TECHNOLOGY HARDWARE - 0.1%
370	NetApp, Inc.	26,688
185	Zebra Technologies Corporation, Class A(a)	55,804
		82,492
	TECHNOLOGY SERVICES - 0.6%
740	CoStar Group, Inc.(a)	51,534
185	EPAM Systems, Inc.(a)	78,903
1,295	Fidelity National Information Services, Inc.	118,323
185	FleetCor Technologies, Inc.(a)	39,318
185	Gartner, Inc.(a)	52,784
555	Global Payments, Inc.	68,948
185	MSCI, Inc.	83,109
740	Paychex, Inc.	91,272
370	Verisk Analytics, Inc.	69,249
		653,440
	TRANSPORTATION & LOGISTICS - 0.1%
370	Expeditors International of Washington, Inc.	38,069
185	JB Hunt Transport Services, Inc.	32,194
185	Old Dominion Freight Line, Inc.	50,211
		120,474
	TRANSPORTATION EQUIPMENT - 0.1%
740	PACCAR, Inc.	64,757
INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 4.9% (Continued)
	TRANSPORTATION EQUIPMENT - 0.1% (Continued)
370	Westinghouse Air Brake Technologies Corporation	$ 32,431
		97,188
	WHOLESALE - DISCRETIONARY - 0.0%(b)
555	LKQ Corporation	29,537

	TOTAL COMMON STOCKS (Cost $5,041,275)	5,383,207

	EXCHANGE-TRADED FUNDS — 89.9%
	FIXED INCOME - 89.9%
890,775	Vanguard Intermediate-Term Treasury ETF	53,802,811
374,810	Vanguard Short-Term Treasury ETF(c)	21,941,377
440,115	WisdomTree Floating Rate Treasury Fund	22,115,779
	TOTAL EXCHANGE-TRADED FUNDS (Cost $99,744,853)	97,859,967

	COLLATERAL FOR SECURITIES LOANED — 0.3%
	MONEY MARKET FUND - 0.3%
298,650	Fidelity Government Portfolio - Institutional Class, 2.07% (Cost $298,650)(d)(e)	298,650

	TOTAL INVESTMENTS - 100.0% (Cost $110,757,182)	$ 108,915,347
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(b)	6,807
	NET ASSETS - 100.0%	$ 108,922,154

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2022 was $292,750.
(d)	Security was purchased with cash received as collateral for securities on loan at August 31, 2022. Total collateral had a value of $298,650 at August 31, 2022.
(e)	Rate disclosed is the seven day effective yield as of August 31, 2022.